Shareholder Report, Line Graph (Details) 1014051_Franklin U.S. Treasury Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 09, 2020	Mar. 31, 2026
Franklin U.S. Treasury Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Franklin U.S. Treasury Bond ETF (NAV)
Accumulated Value	$ 9,384	$ 8,973	$ 8,972	$ 9,340	$ 9,664	$ 10,000	$ 9,704
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	9,527	9,084	8,932	9,381	9,788	10,000	$ 9,942
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Index
Accumulated Value	$ 9,149	$ 8,754	$ 8,750	$ 9,163	$ 9,512	$ 10,000	$ 9,447